Impairment of Non-current Assets - Schedule of Impairment of Non-current Assets for Cash Generating Unit by Class of Assets and by Reportable Segment (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total impairment of non-current assets	$ 261	$ 3,890
Net impairment of non-current assets	171	3,890
Reversal of impairment	(90)
Property, plant and equipment [Member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total impairment of non-current assets	196	3,833
Net impairment of non-current assets	106	3,833	$ 73
Reversal of impairment	(90)
Goodwill and other intangible assets [Member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total impairment of non-current assets	2	57
Net impairment of non-current assets	2	57	$ 2
Equity- accounted investment [Member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total impairment of non-current assets	63
Net impairment of non-current assets	63
Western Australia Nickel [Member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total impairment of non-current assets		3,800
Reversal of impairment	(90)
Western Australia Nickel [Member] | Property, plant and equipment [Member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total impairment of non-current assets		3,744
Reversal of impairment	(90)
Western Australia Nickel [Member] | Goodwill and other intangible assets [Member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total impairment of non-current assets		56
Other [Member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total impairment of non-current assets	261	90
Other [Member] | Property, plant and equipment [Member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total impairment of non-current assets	196	89
Other [Member] | Goodwill and other intangible assets [Member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total impairment of non-current assets	2	$ 1
Other [Member] | Equity- accounted investment [Member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total impairment of non-current assets	$ 63